ROPES & GRAY LLP PRUDENTIAL TOWER 800 BOYLSTON STREET BOSTON, MA 02199-3600 WWW.ROPESGRAY.COM

Adam M. Schlichtmann T +1 617 951 7114 F +1 617 235 7346 adam.schlichtmann@ropesgray.com

August 25, 2016

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	State Street Master Funds (the “Registrant”)

File Number: 811-09599

Amendment No. 22 to Registration Statement as filed on Form N-1A

Ladies and Gentlemen:

Enclosed herewith for filing on behalf of the Registrant is Amendment No. 22 to the registration statement on Form N-1A (the “Registration Statement”), which is being filed pursuant to (1) the Investment Company Act of 1940, as amended (the “1940 Act”), and Rule 8b-11 thereunder, and (2) General Instructions B and C to Form N-1A. Amendment No. 22 is being filed for the purpose of making certain changes to the Registration Statement, principally changes related to the upcoming compliance deadline for Rule 2a-7 amendments, with respect to State Street Money Market Portfolio, State Street U.S. Government Money Market Portfolio, State Street Treasury Money Market Portfolio and State Street Treasury Plus Money Market Portfolio, each series of the Trust. It is intended that this Amendment No. 22 become effective immediately upon filing in accordance with Section 8 of the 1940 Act.

If you have any questions concerning this filing, please call me directly at (617) 951-7114.

Very truly yours,

/s/ Adam M. Schlichtmann

Adam M. Schlichtmann

Enclosures